Business Combinations - Yuhan, Tianjin Huaying and other acquisitions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 05, 2018	Aug. 31, 2018 CNY (¥)	Jan. 02, 2018	Jul. 31, 2017
Business Combination
Aggregate equity interest held (as a percentage)														75.60%
Contingent consideration					$ 12,781					¥ 91,440
Allocation of the purchase price
Goodwill					113,925				¥ 58,676	815,052			¥ 372,077
Consideration		¥ 140,000
Gains from revaluation of the previously held equity interests					265	¥ 1,897		¥ 3,730	¥ 2,521
Yuhan
Business Combination
Equity interest accounted for under the equity method (as a percentage)															20.00%
Percentage of equity interest acquired (as a percentage)	55.60%	55.60%
Allocation of the purchase price
Intangible assets (Note 9)							$ 13,680						97,870
Net tangible assets (liabilities)							(3,401)						(24,331)
Goodwill							22,504						161,001
Total fair value of purchase price allocation							32,783						234,540
Consideration	$ 19,569						19,569	140,000
Fair value of ownership interests previously held in the acquiree							5,954	42,595
Fair value of non-controlling interests							7,260						51,945
Net tangible assets acquired - cash and cash equivalent							892						6,381
Net tangible assets acquired - short-term investment							6,430						46,000
Net tangible assets acquired - prepayment and other current assets							2,820						20,175
Net tangible assets acquired - property and equipment							1,071						7,662
Net tangible assets acquired - accrued expenses and other current liabilities							2,653						18,979
Net tangible assets acquired - deferred tax liabilities							3,392						24,268
Net tangible assets acquired - prepayments from customers							$ 8,759						62,668
Gains from revaluation of the previously held equity interests								¥ 1,481
Yuhan | Minimum
Allocation of the purchase price
Estimated amortization periods							5 years	5 years
Yuhan | Maximum
Allocation of the purchase price
Estimated amortization periods							30 years	30 years
Tianjin Huaying
Business Combination
Percentage of equity interest acquired (as a percentage)												100.00%
Cash consideration			$ 20,128	¥ 144,000		144,000
Contingent consideration			$ 12,065							86,316	¥ 86,316
Allocation of the purchase price
Intangible assets (Note 9)					8,359					59,800
Net tangible assets (liabilities)					920					6,582
Deferred tax liabilities, net					(1,982)					(14,179)
Goodwill					24,896					178,113
Total fair value of purchase price allocation					32,193					230,316
Consideration					32,193	¥ 230,316
Net tangible assets acquired - cash and cash equivalent					2,365					16,917
Net tangible assets acquired - short-term investment					2,285					16,350
Net tangible assets acquired - prepayment and other current assets					1,449					10,366
Net tangible assets acquired - property and equipment					227					1,621
Net tangible assets acquired - accrued expenses and other current liabilities					1,389					9,940
Net tangible assets acquired - prepayments from customers					$ 4,016					28,732
Tianjin Huaying | Minimum
Allocation of the purchase price
Estimated amortization periods					5 years	5 years
Tianjin Huaying | Maximum
Allocation of the purchase price
Estimated amortization periods					10 years	10 years
Other acquisitions
Allocation of the purchase price
Intangible assets (Note 9)					$ 2,893					20,700			11,540
Net tangible assets (liabilities)					(23,826)					(170,458)			(26,383)
Deferred tax liabilities, net					(552)		$ (403)			(3,947)			(2,885)
Goodwill					43,585					311,817			152,716
Total fair value of purchase price allocation					22,100					158,112			134,988
Consideration					20,091	¥ 143,740		¥ 110,885
Fair value of ownership interests previously held in the acquiree					462	¥ 3,305		¥ 3,474
Fair value of non-controlling interests					1,547					11,067			20,629
Net tangible assets acquired - cash and cash equivalent					2,502		1,588			17,898			11,358
Net tangible assets acquired - prepayment and other current assets					2,035		1,275			14,561			9,119
Net tangible assets acquired - property and equipment					1,010		4,242			7,225			30,348
Net tangible assets acquired - accrued expenses and other current liabilities					3,220		3,801			23,038			27,192
Net tangible assets acquired - prepayments from customers					$ 26,153		$ 6,886			¥ 187,103			¥ 49,268
Other acquisitions | Minimum
Allocation of the purchase price
Estimated amortization periods					1 year	1 year
Other acquisitions | Maximum
Allocation of the purchase price
Estimated amortization periods					5 years	5 years